Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions
Related Party Transactions

10. Related Party Transactions

The following sets forth significant related parties and their relationships with the Company:

Company Name	Relationship with the Company
SINA	Parent and affiliates under common control.

Alibaba	Strategic partner and significant shareholder of the Company.

The following sets forth significant related party transactions with the Company:

	Year Ended December 31,
	2014	2015	2016
	(In thousands)
Transactions with SINA
Revenue billed through SINA(1)	$4,057	$22,114	$39,285
Deemed contribution from SINA(2)	$61,176	$—	$—
Legal transfer of Weibo Funds and recognition of due to SINA(3)	$22,565	$—	$—
Costs and expenses allocated from SINA(4)	$42,360	$24,678	$25,703
Interest expense on amount due to SINA	$2,838	$—	$—
Repayment of amount due to SINA(5)	$276,614	$2,863	$—

(1)               For the years ended December 31, 2014, 2015 and 2016, the Group billed $4.1 million, $22.1 million and $39.3 million, respectively, to third parties through SINA.

(2)               The $61.2 million in deemed contribution from SINA represents the discount borne by SINA upon the settlement of investor options in 2014(see Note 3).

(3)               The $22.6 million relates to the amount paid by SINA for the Weibo Funds in 2014. (see Note1).

(4)               Costs and expenses allocated from SINA represented the charges for certain services provided by SINA’s affiliates and charged to the Company using actual cost allocation based on proportional utilization (see Note 1). In addition to the allocated costs and expenses, SINA also billed $15.1million, $29.4 million, and $20.3 million for other costs and expenses associated with Weibo’s business in 2014, 2015, and 2016, respectively.

(5)               For the year ended December 31, 2014, the Company repaid approximately $276.6 million for a loan and related interests to SINA.

	Year Ended December 31,
	2014	2015	2016
	(In thousands)
Transactions with Alibaba
Advertising and marketing services provided to Alibaba	$107,587	$143,650	$57,908
Deemed contribution from Alibaba(6)	$15,300	$—	$—
Services provided by Alibaba	$128	$4,515	$13,988

(6)               The $15.3 million represents the discount borne by Alibaba upon the settlement of investor options in 2014. (see Note 3)

On April 29, 2013, affiliated entities of SINA, including the Group’s subsidiary, entered into a strategic collaboration with affiliated entities of Alibaba to jointly explore social commerce and develop marketing solutions to enable merchants on Alibaba e-commerce platforms to better connect and build relationships with Weibo users. The strategic collaboration was entered into on a separate agreement from those relating to the investment in Weibo by Alibaba. For the years ended December 31, 2014 and 2015, the Group recorded advertising and marketing services revenue under the strategic collaboration with Alibaba amounting to $107.6 million and $137.4 million, respectively. The Group has continued to work with Alibaba in the area of social commerce and other areas after the expiration of the strategic collaboration agreement in January 2016. For the year ended December 31, 2016, the Group recorded $57.9 million in advertising and marketing services from Alibaba.

The following sets forth related party outstanding balance:

	As of December 31,
	2015	2016
	(In thousands)
Amount due from SINA(7)	$—	$18,565
Amount due to SINA (7)	$12,188	$—
Accounts receivable due from Alibaba	$54,052	$24,293

(7)               The Group uses amount due from/to SINA to settle balances arising from cost and expenses allocated from SINA based on proportional utilization, other expenditures associated with the Weibo business paid by SINA and third-party customer and supplier balances settled through SINA.

For the years ended December 31, 2014, 2015 and 2016, advertising and marketing revenues generated from other related parties were $27.6 million, $29.2 million and $45.6 million, respectively, and other revenues from other related parties were $1.5 million, $2.1 million and $0.6 million, respectively. For the years ended December 31, 2014, 2015 and 2016, the Group received promotional services from other related parties amounting to approximately $11.2 million, $7.8 million and $10.6 million, respectively. As of December 31, 2015 and 2016, amount due from other related parties was $33.9 million and $30.1 million, respectively, and accrued and other liabilities due to other related parties were $8.0 million and $9.3 million, respectively.